Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill	The goodwill balance by business segment follows:

(Millions)	Safety and Industrial	Transportation and Electronics	Health Care	Consumer	Total Company
Balance as of December 31, 2019	$4,621	$1,830	$6,739	$254	$13,444
Acquisition activity	—	—	(34)	—	(34)
Divestiture activity	—	(10)	(19)	—	(29)
Translation and other	66	38	306	11	421
Balance as of December 31, 2020	4,687	1,858	6,992	265	13,802
Translation and other	(65)	(33)	(206)	(12)	(316)
Balance as of December 31, 2021	$4,622	$1,825	$6,786	$253	$13,486

Schedule of acquired intangible assets
The carrying amount and accumulated amortization of acquired finite-lived intangible assets, in addition to the balance of non-amortizable intangible assets, as of December 31, follow:

(Millions)	2021	2020
Customer related intangible assets	$4,216	$4,280
Patents	513	537
Other technology-based intangible assets	2,111	2,114
Definite-lived tradenames	1,171	1,178
Other amortizable intangible assets	105	104
Total gross carrying amount	8,116	8,213

Accumulated amortization — customer related	(1,616)	(1,422)
Accumulated amortization — patents	(500)	(512)
Accumulated amortization — other technology-based	(839)	(638)
Accumulated amortization — definite-lived tradenames	(447)	(385)
Accumulated amortization — other	(79)	(79)
Total accumulated amortization	(3,481)	(3,036)

Total finite-lived intangible assets — net	4,635	5,177

Non-amortizable intangible assets (primarily tradenames)	653	658
Total intangible assets — net	$5,288	$5,835

Schedule of amortization expense for acquired intangible assets	Amortization expense for the years ended December 31 follows:

(Millions)	2021	2020	2019
Amortization expense	$529	$537	$341

Schedule of expected amortization expense for acquired amortizable intangible assets
Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2021 follows:

(Millions)	2022	2023	2024	2025	2026	After 2026
Amortization expense	$514	$485	$457	$427	$420	$2,332